07.31 Fidelity Real Estate Index Fund Institutional PRO-03 | Fidelity® Real Estate Index Fund
Fund Summary Fund/Class: Fidelity® Real Estate Index Fund/Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Real Estate Index Fund}	07.31 Fidelity Real Estate Index Fund Institutional PRO-03 Fidelity® Real Estate Index Fund Fidelity Real Estate Index Fund-Institutional Class Index
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Real Estate Index Fund}	07.31 Fidelity Real Estate Index Fund Institutional PRO-03 Fidelity® Real Estate Index Fund Fidelity Real Estate Index Fund-Institutional Class Index
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Real Estate Index Fund}	07.31 Fidelity Real Estate Index Fund Institutional PRO-03 Fidelity® Real Estate Index Fund Fidelity Real Estate Index Fund-Institutional Class Index USD ($)
1 year	$ 7
3 years	23
5 years	40
10 years	$ 90

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities Index℠ (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.98%	December 31, 2014
Lowest Quarter Return	-10.02%	June 30, 2015
Year-to-Date Return	1.37%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Real Estate Index Fund} - 07.31 Fidelity Real Estate Index Fund Institutional PRO-03 - Fidelity® Real Estate Index Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Real Estate Index Fund-Institutional Class Index				Sep. 08, 2011
Fidelity Real Estate Index Fund-Institutional Class Index | Return Before Taxes	6.60%	11.69%	11.66%
Fidelity Real Estate Index Fund-Institutional Class Index | After Taxes on Distributions	5.09%	10.45%	10.44%	Sep. 08, 2011
Fidelity Real Estate Index Fund-Institutional Class Index | After Taxes on Distributions and Sales	4.01%	8.73%	8.74%	Sep. 08, 2011
Dow Jones U.S. Select Real Estate Securities Index℠(reflects no deduction for fees, expenses, or taxes)	6.65%	11.75%	11.77%
[1]	From September 8, 2011